Integrity Pinnacle V (post 1-1-12)
May 3, 2021

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of Integrity Life Insurance Company
    Registration Nos. 333-177616 and 811-04844
    Prospectus and Statement of Additional Information for Pinnacle V (post 1-1-12)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 13 to its Registration Statement number 333-177616 on Form N-4, which was filed electronically on April 16, 2021.

Sincerely,

/s/ Bryan J. Kreyling

Bryan J. Kreyling
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1114